Related parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related parties
34.	Related parties
TRANSACTIONS WITH DIRECTORS AND EXECUTIVE COMMITTEE MEMBERS (KEY MANAGEMENT PERSONNEL)
In addition to short-term employee benefits (primarily salaries) AB InBev’s Executive Committee members were entitled in 2019 to post-employment benefits. In particular, members of the Executive Committee participated in the pension plan of their respective country – see also Note 25
Employee Benefits
. Finally, key management personnel are eligible for the company’s share option; restricted stock and/or share swap program (see Note 26
Share-based Payments
). Total directors and Executive Committee compensation included in the income statement can be detailed as follows:

	2019		2018		2017
Million US dollar	Directors	Executive Committee	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	17	2	27	2	28
Termination benefits	—	1	—	—	—	1
Share-based payments	—	22	—	24	3	68

	2	40	2	52	5	97
Directors’ compensation consists mainly of directors’ fees.
During 2019, AB InBev entered into the following transactions:

•
The acquisition, through Grupo Modelo and its subsidiaries, of information technology and infrastructure services for a consideration of approximately 2m US dollar from a company in which one of the company’s Board Member had significant influence as of 31 December 2019 (2018: 1m US dollar; 2017: 1m US dollar).

•
The acquisition, mainly through its subsidiary Bavaria S.A., of transportation services, lease agreements and advertising services for an aggregated consideration of 11m US dollar from companies in which one of the company’s Board Member had a significant influence as of 31 December 2019 (2018: 8m US dollar; 2017: 5m US dollar). The outstanding balance of these transactions as of 31 December 2019 amounts to 1m US dollar (31 December 2018: 1m US dollar).

JOINTLY CONTROLLED ENTITIES
Significant interests in joint ventures include three entities in Brazil, one in Mexico and two in Canada. None of these joint ventures are material to the company. Aggregate amounts of AB InBev’s interest are as follows:

Million US dollar	2019	2018	2017
Non-current assets	10	11	12
Current assets	3	5	5
Non-current liabilities	11	9	11
Current liabilities	10	12	6
Result from operations	3	4	(3)
Profit attributable to equity holders of AB InBev	3	3	(3)
TRANSACTIONS WITH ASSOCIATES
Significant interests in associates are shown in note 16
Investments in associates
. AB InBev’s transactions with associates were as follows:

Million US dollar	2019	2018	2017
Gross profit	76	74	91
Current assets	41	152	73
Current liabilities	119	130	20
TRANSACTIONS WITH PENSION PLANS
AB InBev’s transactions with pension plans mainly comprise 12m US dollar other income from pension plans in the US (2018: 12m US dollar; 2017: 12m US dollar).